Maturity and Credit Rating of Reference Entities (Parenthetical) (Detail) (Protection Sell, KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Protection Sell
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value Asset (Liability)	(73)	(73)